Bank Loans - Schedule of Long-Term and Short-Term Bank Loans (Details)	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Notes and Loans Payable [Abstract]
Total bank loans	$ 3,922,098	$ 3,056,736	$ 3,669,815
Less: current portion of bank loans	(1,057,695)	(824,328)	(598,848)
Long-term bank loans	$ 2,864,403	$ 2,232,408	$ 3,070,967